                              [WASATCH FUNDS LOGO]

                               WASATCH FUNDS, INC.

                       SUPPLEMENT DATED FEBRUARY 10, 2005
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2005

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2005. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained by visiting our web site at www.wasatchfunds.com or by calling 800.551.1700.

                                   **********

The following information is added to the Directors' table of the section entitled "Management of the Company-Management Information" on page 30:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                   IN FUND        OTHER
                               POSITION(s)    TERM OF OFFICE(1)                                    COMPLEX        DIRECTORSHIPS
                               HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION DURING      OVERSEEN BY    HELD BY
NAME, ADDRESS AND AGE          FUNDS          TIME SERVED         PAST 5 YEARS                     DIRECTOR       DIRECTOR(2)
---------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
D. James Croft, Ph.D.          Director       Indefinite          Consultant since 2004 and        11             None
12030 Sunrise Valley Drive,                                       Founder & Executive Director,
Suite 200                                     Served as           Mortgage Asset Research
Reston, VA 20191                              Director since      Institute from 1990 to 2004.
Age 63                                        2005
---------------------------------------------------------------------------------------------------------------------------------

(1) A Director may serve until his death, resignation, removal or retirement. Each Independent Director shall retire as Director at the end of the calendar year in which he attains the age of 72 years.
(2) Directorships are those held by a Director in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the Investment Company Act of 1940, as amended.

The following information is added to the Directors' Fund Holdings table of the section entitled "Management of the Company - Directors' Fund Holdings as of December 31, 2004" on page 32:

--------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                                                     DOLLAR RANGE OF EQUITY     INVESTMENT COMPANIES OVERSEEN BY
                                                        SECURITIES IN THE       DIRECTORS IN FAMILY OF INVESTMENT
                                                             FUNDS*                         COMPANIES
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTOR
--------------------------------------------------------------------------------------------------------------------
D. James Croft                                                                          $50,001-$100,000
--------------------------------------------------------------------------------------------------------------------
     Core Growth Fund                                   $50,001-$100,000
--------------------------------------------------------------------------------------------------------------------
     Global Science & Technology Fund                         None
--------------------------------------------------------------------------------------------------------------------
     Heritage Growth Fund                                     None
--------------------------------------------------------------------------------------------------------------------
     International Growth Fund                                None
--------------------------------------------------------------------------------------------------------------------
     Micro Cap Fund                                           None
--------------------------------------------------------------------------------------------------------------------
     Micro Cap Value Fund                                     None
--------------------------------------------------------------------------------------------------------------------
     Small Cap Growth Fund                                    None
--------------------------------------------------------------------------------------------------------------------
     Small Cap Value Fund                                     None
--------------------------------------------------------------------------------------------------------------------
     Ultra Growth Fund                                        None
--------------------------------------------------------------------------------------------------------------------
     Wasatch-Hoisington U.S. Treasury Fund                    None
--------------------------------------------------------------------------------------------------------------------

*As of December 31, 2004, the International Opportunities Fund had not commenced operations and therefore no holdings information is provided for that Fund.